Schedule of Other Receivable Related Party Allowance for Credit Loss (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Allowance for credit loss	[1]	$ (445,043)				$ (593,390)	$ (575,200)
Balance at beginning of the year	[1]		$ 575,200
Balance at beginning of the year	[1]	445,043	593,390	$ 575,200
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables related party	[1]	445,043				593,390	575,200
Allowance for credit loss		(445,043)			$ (586,542)	(593,390)	(575,200)
Other receivables related parties		22,500				30,000	242,794
Balance at beginning of the year		431,400	575,200	586,542	589,638
Balance at beginning of the year		13,643	18,190	(11,342)	(3,096)
Balance at beginning of the year		445,043	$ 593,390	$ 575,200	$ 586,542
54 Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Other receivables related parties	[2]						212,794
Ang Poh Hwee [Member]
Related Party Transaction [Line Items]
Other receivables related parties	[3]	$ 22,500				$ 30,000	$ 30,000

[1]	Management service provided to the Joint Venture company.
[2]	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10, 2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has fully collected the loan from 54 Pandan Road Pte Ltd.
[3]	The Company paid on behalf of the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.